ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	DECEMBER 31,
	2012	2011

Suppliers	$5,392	$4,789
Employee and related costs	8,598	6,310
Government commitment	2,546	2,265
Other	-	244
	$16,536	$13,608